PROPERTY, PLANT AND EQUIPMENT - Schedule of Infrastructure Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	$ 153,019
Balance, end of period	165,992	$ 153,019
Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	139,806
Balance, end of period	151,805	139,806
Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	42,879
Balance, end of period	48,742	42,879
Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(29,666)
Balance, end of period	(34,555)	(29,666)
Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	52,625
Balance, end of period	68,440	52,625
Infrastructure | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	56,560	51,635
Additions, net of disposals and assets reclassified as held for sale	3,728	2,737
Acquisitions through business combinations	11,856	4,141
Foreign currency translation	1,019	(1,953)
Balance, end of period	73,163	56,560
Infrastructure | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	5,419	4,137
Dispositions and assets reclassified as held for sale	276	4
Fair value changes	1,801	1,413
Foreign currency translation	284	(127)
Balance, end of period	7,228	5,419
Infrastructure | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(9,354)	(7,226)
Depreciation expenses	(3,186)	(2,820)
Dispositions and assets reclassified as held for sale	(852)	(341)
Foreign currency translation	(263)	351
Balance, end of period	(11,951)	(9,354)
Utilities [Member] | Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	8,467
Balance, end of period	9,539	8,467
Utilities [Member] | Infrastructure | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	8,580	8,278
Additions, net of disposals and assets reclassified as held for sale	582	572
Acquisitions through business combinations	104	0
Foreign currency translation	427	(270)
Balance, end of period	9,693	8,580
Utilities [Member] | Infrastructure | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	1,957	1,894
Dispositions and assets reclassified as held for sale	0	0
Fair value changes	198	120
Foreign currency translation	183	(57)
Balance, end of period	2,338	1,957
Utilities [Member] | Infrastructure | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(2,070)	(1,836)
Depreciation expenses	(429)	(413)
Dispositions and assets reclassified as held for sale	(92)	(109)
Foreign currency translation	(85)	70
Balance, end of period	(2,492)	(2,070)
Transport | Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	17,459
Balance, end of period	17,061	17,459
Transport | Infrastructure | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	19,403	18,866
Additions, net of disposals and assets reclassified as held for sale	(101)	867
Acquisitions through business combinations	3	0
Foreign currency translation	363	(330)
Balance, end of period	19,668	19,403
Transport | Infrastructure | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	1,433	1,410
Dispositions and assets reclassified as held for sale	276	0
Fair value changes	(2)	92
Foreign currency translation	71	(69)
Balance, end of period	1,226	1,433
Transport | Infrastructure | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(3,377)	(2,605)
Depreciation expenses	(969)	(1,003)
Dispositions and assets reclassified as held for sale	(668)	(103)
Foreign currency translation	(155)	128
Balance, end of period	(3,833)	(3,377)
Midstream [Member] | Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	14,833
Balance, end of period	26,030	14,833
Midstream [Member] | Infrastructure | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	14,758	15,405
Additions, net of disposals and assets reclassified as held for sale	830	480
Acquisitions through business combinations	8,897	0
Foreign currency translation	696	(1,127)
Balance, end of period	25,181	14,758
Midstream [Member] | Infrastructure | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	2,021	833
Dispositions and assets reclassified as held for sale	0	0
Fair value changes	1,605	1,189
Foreign currency translation	26	(1)
Balance, end of period	3,652	2,021
Midstream [Member] | Infrastructure | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(1,946)	(1,538)
Depreciation expenses	(781)	(629)
Dispositions and assets reclassified as held for sale	(30)	(101)
Foreign currency translation	(106)	120
Balance, end of period	(2,803)	(1,946)
Data and Other [Member] | Infrastructure
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	11,866
Balance, end of period	15,810	11,866
Data and Other [Member] | Infrastructure | Costs
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	13,819	9,086
Additions, net of disposals and assets reclassified as held for sale	2,417	818
Acquisitions through business combinations	2,852	4,141
Foreign currency translation	(467)	(226)
Balance, end of period	18,621	13,819
Data and Other [Member] | Infrastructure | Accumulated fair value changes
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	8	0
Dispositions and assets reclassified as held for sale	0	(12)
Fair value changes	0	(4)
Foreign currency translation	4	0
Balance, end of period	12	8
Data and Other [Member] | Infrastructure | Accumulated depreciation and amortisation
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(1,961)	(1,247)
Depreciation expenses	(1,007)	(775)
Dispositions and assets reclassified as held for sale	(62)	(28)
Foreign currency translation	83	33
Balance, end of period	$ (2,823)	$ (1,961)